Stockholders' deficit and stock-based compensation (Details) - USD ($)			1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 10, 2021	Sep. 10, 2020	Sep. 30, 2021	Sep. 30, 2020	Jul. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Exercised price									$ 1,087,402	$ 4,463	$ 104,981	$ 42,151
Exercise prices, percentage								100.00%	100.00%
Options granted to individuals owning, percentage								10.00%	10.00%
Option granted, percentage								10.00%	10.00%
Estimated fair value, percentage								110.00%	110.00%
Stock plan, description								there were options and RSAs outstanding to purchase a total of 112,009 Class A shares of Common Stock and 4,910,607 of Class B shares of Common Stock under the Volta Option Plan. As of December 31, 2020, zero options for both Class A Common Stock and Class B Common Stock were available for issuance under the Volta Option Plan.	there were options and RSAs outstanding to purchase a total of 112,009 Class A shares of Common Stock and 9,491,886 of Class B shares of Common Stock under the Volta Option Plan. As of June 30, 2021, zero options for Class A Common Stock and 697,370 shares of Class B Common Stock were available for issuance under the Volta Option Plan.
Aggregate intrinsic value of employee options exercised						$ 2,500,000	$ 0	$ 500,000	$ 5,800,000	$ 4,100		$ 100,000
Weighted-average grant-date fair value of options granted (in Dollars per share)						$ 5.03	$ 0.63	$ 0.45	$ 4.21	$ 0.54		$ 0.37
Employee options forfeited per share (in Dollars per share)						2.77	0.45	0.38	2.02	0.91		0.24
Weighted average grant date fair value of options vested (in Dollars per share)						$ 1.17	$ 0.63	$ 0.30	$ 1.85	$ 0.62		$ 0.17
Fair value of options vested						$ 600,000	$ 300,000	$ 900,000	$ 5,700,000	$ 800,000		$ 200,000
Stock based compensation expense								$ 3,100,000	$ 19,500,000	$ 2,400,000		1,700,000
Weighted average estimated period								2 years 9 months 18 days	3 years 6 months	2 years 9 months 18 days
Selling, general and administrative expense						$ 1,300,000	$ 300,000	$ 5,300,000	$ 46,800,000	$ 500,000		1,000,000.0
Promissory notes outstanding from employees								$ 10,400,000	18,700,000		10,400,000	1,200,000
Tax paid on employees									$ 9,000,000.0		$ 700,000	$ 700,000
Partial recourse promissory notes, description								The remainder up to 50% of the value of the original principal of the notes is collateralized by the assets of the borrowers.	The remainder up to 50% for some notes, or 37.5% for others, of the value of the original principal of the notes is collateralized by the assets of the borrowers.
Common stock, shares authorized (in Shares)						126,000,000		126,000,000	126,000,000		126,000,000	76,920,000
Common stock par value (in Dollars per share)						$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Voting power classes stock exercisable grant terms								5 years
Volta option plan expire term								10 years
Volta option plan vest over period								4 years
Volta option plan terminates terms								10 years
Tortoise Acquisition Corp. II [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Founder shares (in Shares)					7,187,500
Warrants for redemption, description								Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Preferred stock, shares authorized (in Shares)						1,000,000		1,000,000	1,000,000		1,000,000
Preferred stock par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Tortoise Acquisition Corp. II [Member] | Sponsor [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Founder shares (in Shares)				1,437,500	1,437,500
Shares capitalization (in Shares)			1,437,500	1,437,500
Class B Ordinary Shares [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Options to purchase shares (in Shares)									976,522
Exercised price									$ 1,100,000
Restricted stock purchases (in Shares)								11,147,195	11,147,195		11,147,195	2,165,605
Class B Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Common stock, shares authorized (in Shares)						20,000,000		20,000,000	20,000,000		20,000,000
Common stock par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Founder shares (in Shares)			8,625,000	8,625,000	7,187,500
Warrants for redemption, description								Of the 8,625,000 Founder Shares outstanding, up to 1,125,000 were subject to forfeiture by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The over-allotment option was exercised in full on September 11, 2020; thus, the 1,125,000 Founder Shares are no longer subject to forfeiture.	Of the 8,625,000 Founder Shares outstanding, up to 1,125,000 were subject to forfeiture by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Initial Shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The over-allotment option was exercised in full on September 11, 2020; thus, the 1,125,000 Founder Shares are no longer subject to forfeiture.
Class B Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member] | Sponsor [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Founder shares (in Shares)		35,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Tortoise Acquisition Corp. II [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Founder shares (in Shares)	35,000
Class A Ordinary Shares [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Restricted stock purchases (in Shares)								1,036,124	1,036,124		1,036,124
Class A Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Common stock, shares authorized (in Shares)						200,000,000		200,000,000	200,000,000		200,000,000
Common stock par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued (in Shares)								34,500,000			34,500,000
Common stock subject to possible redemption (in Shares)						29,194,155		28,382,615	29,194,155		28,382,615
Issued and outstanding shares percentage								20.00%	20.00%
Common Stock, shares issued (in Shares)						34,500,000			34,500,000
Common Stock, shares outstanding (in Shares)						34,500,000			34,500,000
Shares subject to possible redemption (in Shares)						29,194,155		28,382,615	29,194,155		28,382,615
Equity Option [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Aggregate exercise price interest rates, percentage								3.25%	3.25%		2.26%	2.26%
Award [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Aggregate purchase price interest rates, percentage								2.30%	2.30%
Taxes paid and carry interest, percentage							3.25%
2014 Stock Plan [Member] | Class B Ordinary Shares [Member]
Stockholders' deficit and stock-based compensation (Details) [Line Items]
Options to purchase shares (in Shares)									5,557,592
Weighted average exercise price per share (in Dollars per share)						$ 4.44			$ 4.44